UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC 20549

                           FORM 13F
                     FORM 13F COVER PAGE

        Report for the Quarter Ended: September 30, 2001

Check here if Amendment:  [x] Amendment Number [1]
This Amendment            [ ] is a restatement.
                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Advisory Research, Inc.
Address:  180 North Stetson, Suite 5500
          Chicago, IL  60601

13F File Number:  028-05637

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of the Reporting Manager:

Name:  Brien O'Brien
Title: President
Phone: 312-565-1414

Signature, Place and Date of Signing:
/s/ Brien O'Brien, President                 July 20, 2007
-------------------------------            -----------------------
   Signature / Title                                 Date

Note: This amendment reflects an administrative change to incorporate the cover page with the filing. This amendment does not contain changes to the numerical data below.

Report Type:

[ X] 13F HOLDINGS REPORT. Securities with an aggregate market value of $200,000 and above are reported in this report.

[  ]  13F NOTICE

[  ]  13F COMBINATION REPORT



                             FORM 13F SUMMARY PAGE
                             ADVISORY RESEARCH INC.

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      39127713
Form 13F Information Table Total Value (K):  640951 (K)

List of Other Managers:
NONE





                         UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC 20549

                           FORM 13F
                  FORM 13F HOLDINGS REPORT
        Report for the Quarter Ended: SEPTEMBER 30, 2001

       ADVISORY RESEARCH, INC. FORM 13F INFOMRATION TABLE

NAME OF ISSUER   TITLE    CUSIP       VALUE   SH/P    INV     VOTE
                OF CLASS               (K)    AMT     DSC     AUTH

AAR CORP         COMMON   000361105   2060    257137  SOLE    SOLE
ADV MICRO DEVICE COMMON   007903107   5145    631314  SOLE    SOLE
ALASKA AIR GRP   COMMON   011659109   606     30334   SOLE    SOLE
ALLSTATE CORP    COMMON   020002101   353     9465    SOLE    SOLE
AMCOL INTL CORP  COMMON   02341W103   8101    1433800 SOLE    SOLE
AMERICAN EXPRESS COMMON   025816109   1582    54441   SOLE    SOLE
AMRICN FIN HLDGS COMMON   026075101   18383   748810  SOLE    SOLE
AMRICN HOME PROD COMMON   026609107   265     4558    SOLE    SOLE
AMERICAN INTL    COMMON   026874107   6247    80085   SOLE    SOLE
AMGEN INC        COMMON   031162100   283     4814    SOLE    SOLE
APACHE CORP      COMMON	  037411105   335     7784    SOLE    SOLE
APRTMNT INV MNGT CL A     03748R101   2363    52218   SOLE    SOLE
A T & T          COMMON   001957109   1095    56759   SOLE    SOLE
AUTO DATA PROC   COMMON   053015103   2985    63463   SOLE    SOLE
AVIALL INC       COMMON   05366B102   4625    752116  SOLE    SOLE
AVNET INC        COMMON   053807103   7608    418235  SOLE    SOLE
BANK OF AMERICA  COMMON	  060505104   688     11775   SOLE    SOLE
BAXTER INTL INC  COMMON   071813109   3521    63960   SOLE    SOLE
BAYVIEW CAP CORP COMMON   07262L101   16310   2330010 SOLE    SOLE
BCE INC          COMMON   05534B109   2827    128204  SOLE    SOLE
BERKSHIRE HATH   COMMON   084670108   350     5       SOLE    SOLE
BERKSHIRE HATH   CL B     008467020   4953    2126    SOLE    SOLE
BLAIR CORP       COMMON	  092828102   7022    482644  SOLE    SOLE
BOCA RESORTS     CL A     09688T106   6923    695768  SOLE    SOLE
BOEING CO        COMMON   097023105   1382    41249   SOLE    SOLE
BOMBAY CO INC    COMMON   097924104   811     389900  SOLE    SOLE
BOISE CASCADE    COMMON	  097383103   10053   340769  SOLE    SOLE
BP AMOCO P L C   ADR SPO  055622104   2230    45360   SOLE    SOLE
BRISTOL MYRS SQB COMMON   110122108   286     5158    SOLE    SOLE
BROOKLINE BANC   COMMON	  113739106   11274   751604  SOLE    SOLE
BURLINGTON COAT  COMMON   121579106   922     65400   SOLE    SOLE
CAPITAL TRUST    COMMON	  14052H100   5464    993400  SOLE    SOLE
CAPITOL FED FNCL COMMON   14057C106   1720    90000   SOLE    SOLE
CARDINAL HEALTH  COMMON   141494108   8282    112002  SOLE    SOLE
CARRIZO OIL&GAS  COMMON   144577103   1518    344200  SOLE    SOLE
CATALINA MKTING  COMMON   148867104   3469    123892  SOLE    SOLE
CATELLUS DEVEL   COMMON   149111106   3206    183428  SOLE    SOLE
CATERPILLAR INC  COMMON   149123101   3689    82346   SOLE    SOLE
CELERITEK INC    COMMON   150926103   14057   1188254 SOLE    SOLE
CHARMING SHOPPES COMMON	  161133103   10338   2105465 SOLE    SOLE
CHARTER ONE FNCL COMMON   160903100   893     31642   SOLE    SOLE
CITIGROUP INC    COMMON	  172967101   5694    140590  SOLE    SOLE
COCA COLA CO     COMMON   191216100   3960    84537   SOLE    SOLE
COLGATE PALMOLV  COMMON   194162103   2820    48418   SOLE    SOLE
COMMONWEALTH TEL COMMON   203349105   3492    95027   SOLE    SOLE
COMMUNITY SVGS   COMMON	  204037105   5522    298500  SOLE    SOLE
DAISYTEK INTL    COMMON   234053106   14439   1273327 SOLE    SOLE
DELUXE CORP      COMMON   248019101   13740   397792  SOLE    SOLE
DISCOUNT AUTO    COMMON   254642101   294     21300   SOLE    SOLE
DOW JONES & CO   COMMON   260561105   1664    36621   SOLE    SOLE
DUKE ENERGY      COMMON	  264399106   353     9340    SOLE    SOLE
EMERSON ELEC     COMMON	  291011104   204     4338    SOLE    SOLE
EQUITY RES PTYS  CONV E   29476L883   2893    89950   SOLE    SOLE
EQUITY RES PTYS  SH BEN   29476L107   768     26300   SOLE    SOLE
EVERGREEN RES    COMMON	  299900308   35591   1166166 SOLE    SOLE
EXXON MOBIL      COMMON	  30231G102   509     12914   SOLE    SOLE
FED AGRIC MTG    CL C     313148306   2717    81400   SOLE    SOLE
FED HOME LN MTG  COMMON   313400301   217     3341    SOLE    SOLE
FED NATL MTG     COMMON	  313586109   212     2645    SOLE    SOLE
FINISH LINE INC  CL A     317923100   15411   1420380 SOLE    SOLE
FIRSTFED FINCL   COMMON   337907109   2928    112600  SOLE    SOLE
FPL GROUP INC    COMMON	  302571104   200     3746    SOLE    SOLE
GANNETT INC      COMMON   364730101   2377    39546   SOLE    SOLE
GAP INC          COMMON   364760108   1682    140755  SOLE    SOLE
GENERAL ELEC     COMMON	  369604103   4136    111193  SOLE    SOLE
GENERAL MLS      COMMON	  370334104   296     6497    SOLE    SOLE
GILLETTE CO      COMMON   375766102   2893    97087   SOLE    SOLE
HEWLETT PACKARD  COMMON	  428236103   334     20820   SOLE    SOLE
HORIZON OFFSHORE COMMON   44043J105   1077    176500  SOLE    SOLE
HOUSEHOLD INTL   COMMON   441815107   6422    113899  SOLE    SOLE
HUDSON CITY BANC COMMON   443683107   1733    72500   SOLE    SOLE
HUGOTRON RTY     COMMON   444717102   249     25000   SOLE    SOLE
ILLINOIS TOOLWKS COMMON   452308109   2167    40049   SOLE    SOLE
INTEL CORP       COMMON   458140100   1299    63580   SOLE    SOLE
IBM              COMMON	  459200101   2393    26092   SOLE    SOLE
JAKKS PAC INC    COMMON   47012E106   7664    567690  SOLE    SOLE
JEFFERIES GROUP  COMMON	  472319102   23046   698379  SOLE    SOLE
JOHNSON&JOHNSON  COMMON   478160104   3513    63420   SOLE    SOLE
KEY PRODTN INC   COMMON   493138101   7088    613649  SOLE    SOLE
LEUCADIA NATL    COMMON   527288104   9180    294248  SOLE    SOLE
LILLY ELI & CO   COMMON   532457108   425     5264    SOLE    SOLE
MAF BANCORP      COMMON	  55261R108   13768   480379  SOLE    SOLE
MARSH & MCLENNAN COMMON   571748102   203     2100    SOLE    SOLE
MARQUETTE NATL   COMMON   571599109   357     500     SOLE    SOLE
MARSHALL&ILSLEY  COMMON	  571834100   1073    18938   SOLE    SOLE
MATRIX BANCORP   COMMON   576819106   912     91600   SOLE    SOLE
MEDIMMUNE INC    COMMON   584699102   202     5682    SOLE    SOLE
MEDTRONIC INC    COMMON   585055106   5858    134661  SOLE    SOLE
MERCK & CO INC   COMMON   589331107   608     9134    SOLE    SOLE
METHODE ELECTRNC COMMON   591520200   11983   1587202 SOLE    SOLE
MICROSOFT        COMMON   594918104   382     7466    SOLE    SOLE
MINNESOTA MNG    COMMON	  604059105   375     3813    SOLE    SOLE
MISSION RESRCES  COMMON   605109107   1792    453600  SOLE    SOLE
MONY GROUP INC   COMMON	  615337102   29630   804035  SOLE    SOLE
NASDAQ 100 TR    SER 1    631100104   509     17584   SOLE    SOLE
NOKIA CORP       COMMON   654902204   2959    189095  SOLE    SOLE
NORTHERN TRUST   COMMON   665859104   4861    92637   SOLE    SOLE
OMNICOM GROUP    COMMON   681919106   2629    40513   SOLE    SOLE
ORACLE CORP      COMMON	  68389X105   277     22025   SOLE    SOLE
PEPSICO INC      COMMON   713448108   3391    69912   SOLE    SOLE
PFIZER INC       COMMON	  717081103   6999    174530  SOLE    SOLE
PHARMACIA CORP   COMMON   71713U102   1116    27521   SOLE    SOLE
PHILLIPS PETE CO COMMON   718507106   550     10207   SOLE    SOLE
PICO HLDGS INC   COMMON	  693366205   1600    145500  SOLE    SOLE
PIONEER NAT RES  COMMON   723787107   18520   1301453 SOLE    SOLE
PLAINS ALL AMER  COMMON   726503105   19564   764236  SOLE    SOLE
PLAINS RES INC   COMMON   726540503   35315   1358291 SOLE    SOLE
PRICE COMMUN     COMMON	  741437305   619     36540   SOLE    SOLE
PRIMA ENERGY     COMMON	  741901201   5110    230700  SOLE    SOLE
PROGRESS ENERGY  COMMON   743263105   284     6619    SOLE    SOLE
PSS WORLD MED    COMMON   69366A100   8847    927336  SOLE    SOLE
RICHARDSON ELEC  COMMON   763165107   247     29900   SOLE    SOLE
ROYAL DUTCH PETE COMMON	  780257804   224     4469    SOLE    SOLE
RURAL CELLULAR   CL A     781904107   3331    137100  SOLE    SOLE
SAFEWAY INC      COMMON   786514208   1717    43222   SOLE    SOLE
SBC COMMUN       COMMON	  78387G103   313     6638    SOLE    SOLE
SCHLUMBERGER     COMMON   806857108   617     13501   SOLE    SOLE
SCHNITZER STL    CL A     806882106   2565    234700  SOLE    SOLE
SCHULMAN A INC   COMMON   808194104   820     80000   SOLE    SOLE
SCHWAB CHARLES   COMMON	  808513105   554     48149   SOLE    SOLE
SEACOAST FINL    COMMON   81170Q106   7439    500245  SOLE    SOLE
SWEST SECS GRP   COMMON   845224104   759     44200   SOLE    SOLE
SPDR TR          UNIT SER 78462F103   1951    18690   SOLE    SOLE
STIFEL FINL      COMMON	  860630102   2226    210761  SOLE    SOLE
STRYKER CORP     COMMON   863667101   3677    69505   SOLE    SOLE
SUN MICROSYSTMS  COMMON	  866810104   244     29468   SOLE    SOLE
TERADYNE INC     COMMON   880770102   383     19624   SOLE    SOLE
TIMKEN CO        COMMON	  887389104   10288   750929  SOLE    SOLE
TRIBUNE CO NEW   COMMON	  896047107   497     15838   SOLE    SOLE
UBIQUITEL INC    COMMON   903474302   725     89800   SOLE    SOLE
UNITED TECH      COMMON   913017109   1889    40617   SOLE    SOLE
UNITRIN INC      COMMON   913275103   382     10000   SOLE    SOLE
USEC INC         COMMON   90333E108   14570   2265893 SOLE    SOLE
VISTEON CORP     COMMON   92839U107   18555   1455291 SOLE    SOLE
WALGREEN CO      COMMON   931422109   4456    129438  SOLE    SOLE
WALMART STORES   COMMON   931142103   249     5036    SOLE    SOLE
WELLMAN INC      COMMON   949702104   231     20000   SOLE    SOLE
WELLS FARGO      COMMON   949746101   1445    32513   SOLE    SOLE
WELLSFORD RL PTY COMMON	  950240101   3485    181530  SOLE    SOLE
WESTCORP INC     COMMON   957907108   993     57893   SOLE    SOLE
TOTAL                                 640951  39127713